Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of milestone payments the Company shall pay to Licensor

Milestone Event	Amount
Enrollment of first patient in a phase II clinical trial of a therapeutic product or process	$100,000
Enrollment of first patient in a phase III clinical trial of a therapeutic product or process	$200,000
First commercial sale of a therapeutic product or process	$1,000,000
Filing of an application for regulatory approval of a clinical diagnostic product or process	$100,000
First regulatory approval of a clinical diagnostic product or process	$150,000